Short and Long–Term Incentive Plans (Details) - USD ($)		12 Months Ended
	Jun. 10, 2021	Dec. 31, 2022	Dec. 31, 2021
Equity Based Compensation [Abstract]
Restricted stock units value			$ 1,996,779
Long-term incentive plan			During 2021, an executive became eligible for the LTIP program and was issued an option award on March 12, 2021. The total fair value of the award is equal to 200% of the individual’s salary in effect on the date of grant. The awards have an exercise price of A$304.00 and a fair value of $116.28 per award. This award is subject to the same market and service vesting conditions as the grants issued in 2020, though is measured over a two-year period ending January 1, 2023.
Fair value reclassified from liability	$ 8,580,123
Long-term incentive		$ 1,244,999	$ 4,269,967
Equity based compensation expense		$ 1,070,543